Summary of Significant Accounting Policies - (Details) - $ / shares		6 Months Ended
	Jan. 03, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 06, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' equity, Reverse stock split	one-for-ten reverse stock split
Common stock par value		$ 0.0001	$ 0.0001
Common Stock Shares Outstanding		13,133,806	12,843,414
Before 1-for-10 reverse stock split
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common Stock Shares Outstanding			128,400,000
Navios Logistics
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings		63.80%
Navios Containers
Percentage of Navios Holdings ownership
Economic interest		3.70%
Navios Partners and its subsidiaries
Percentage of Navios Holdings ownership
Economic interest		20.50%
General partner interest of Navios Holdings		2.10%
Navios Acquisition and its subsidiaries
Percentage of Navios Holdings ownership
Economic interest		36.00%
Acropolis Chartering and Shipping Inc. ("Acropolis")
Percentage of Navios Holdings ownership
Economic interest				35.00%
Navios Europe I and its subsidiaries
Percentage of Navios Holdings ownership
Economic interest		47.50%
Navios Europe II and its subsidiaries
Percentage of Navios Holdings ownership
Economic interest		47.50%